Intangible Assets and Goodwill (Details 4) - Cash-generating units [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Content & EdTech Platform
Intangible Assets and Goodwill
Growth rate - %	13.70%	14.40%
Discount rate - %	12.10%	10.81%
Growth rate (%) in perpetuity	4.70%	5.80%
Years projected	8 years	8 years
Digital Services Platform
Intangible Assets and Goodwill
Growth rate - %	12.50%	9.70%
Discount rate - %	12.10%	10.81%
Growth rate (%) in perpetuity	4.70%	5.80%
Years projected	8 years	8 years